Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	BROADMARK REALTY CAPITAL INC.
Entity Central Index Key	0001784797
Document Type	POS AM
Document Period End Date	Jun. 30, 2020
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false